Schedule II - Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2019
Condensed Financial Information Disclosure [Abstract]
Schedule II - Condensed Financial Information of Registrant
Sirius International Insurance Group, Ltd.
Schedule II
Condensed Financial Information of Registrant
Balance Sheets
As at December 31, 2019 and 2018

(Expressed in millions of U.S. dollars, except share and per share information)	2019	2018
Assets
Fixed maturity investments, at fair value (Amortized cost 2019: $11.7; 2018: $2.9)	$11.7	$2.8
Short-term investments, at fair value (Amortized cost 2019: $1.2; 2018: $5.3)	1.2	5.3
Cash	0.2	—
Total investments and cash	13.1	8.1
Investments in unconsolidated affiliates	1,846.2	1,911.2
Other assets	24.9	42.5
Total assets	$1,884.2	$1,961.8
Liabilities
Other liabilities	$20.8	$25.1
Total liabilities	20.8	25.1
Commitments and Contingencies
Mezzanine equity
Series B preference shares	223.0	232.2
Total mezzanine equity	223.0	232.2
Common shareholders' equity
Common shares (shares issued and outstanding: 2019: 115,299,341; 2018: 115,151,251)	1.2	1.2
Additional paid-in surplus	1,098.2	1,089.1
Retained earnings	778.5	816.6
Accumulated other comprehensive (loss)	(237.5)	(202.4)
Total common shareholders' equity	1,640.4	1,704.5
Total liabilities, mezzanine equity, and common shareholders' equity	$1,884.2	$1,961.8
See Notes to Condensed Financial Information of Registrant
Sirius International Insurance Group, Ltd.
Schedule II
Condensed Financial Information of Registrant
Statements of (Loss)
For the years ended December 31, 2019, 2018, and 2017

(Expressed in millions of U.S. dollars)	2019	2018	2017
Revenues
Net investment income	$0.4	$0.5	$0.3
Net realized investment gains	—	—	0.2
Net unrealized investment gains	0.1	—	12.8
Net foreign exchange (losses)	—	—	(0.2)
Revaluation of contingent consideration	(5.5)	6.1	13.6
Other revenue	(18.7)	41.4	0.9
Total revenues	(23.7)	48.0	27.6
Expenses
Other underwriting expenses	—	—	(0.2)
General and administrative expenses	28.7	13.6	13.0
Total expenses	28.7	13.6	12.8
(Loss) income before equity earnings of unconsolidated affiliates, net of tax	(52.4)	34.4	14.8
Equity in earnings of unconsolidated affiliates, net of tax	5.1	(52.5)	(164.8)
Net (loss) attributable to Sirius Group	(47.3)	(18.1)	(150.0)
Change in carrying value of Series B preference shares	9.2	(36.4)	—
Less: Accrued dividends on Series A redeemable preference shares	—	(2.6)	(6.1)
Add: Redemption of Series A redeemable preference shares	—	13.8	—
Net (loss) attributable to Sirius Group's common shareholders	$(38.1)	$(43.3)	$(156.1)
See Notes to Condensed Financial Information of Registrant

Sirius International Insurance Group, Ltd.
Schedule II
Condensed Financial Information of Registrant
Statements of Comprehensive (Loss) Income
For the years ended December 31, 2019, 2018, and 2017

(Expressed in millions of U.S. dollars)	2019	2018	2017
Comprehensive (loss)
Net (loss) attributable to Sirius Group	$(47.3)	$(18.1)	$(150.0)
Other comprehensive (loss) income
Change in foreign currency translation, net of tax	(35.1)	(61.9)	71.7
Comprehensive (loss) attributable to Sirius Group	$(82.4)	$(80.0)	$(78.3)
See Notes to Condensed Financial Information of Registrant
Sirius International Insurance Group, Ltd.
Schedule II
Condensed Financial Information of Registrant
Statements of Cash Flows
For the years ended December 31, 2019, 2018, and 2017

(Expressed in millions of U.S. dollars)	2019	2018	2017
Cash flows from operations:
Net (loss) income attributable to Sirius Group	$(47.3)	$(18.1)	$(150.0)
Adjustments to reconcile net income to net cash provided from (used for) operations:
Equity in earnings of subsidiaries	(5.1)	52.5	164.8
Dividends received from subsidiaries	35.0	150.0	110.0
Net realized and unrealized investment (losses)	(0.1)	—	(13.0)
Amortization of premium on fixed maturity investments	—	(0.3)	(0.1)
Share-based compensation	9.1	2.0	—
Revaluation of contingent consideration	5.5	(6.1)	(13.6)
Other operating items:
Net change in other assets and liabilities, net	14.7	(57.5)	12.6
Net cash provided from (used for) operations	11.8	122.5	110.7
Cash flows from investing activities:
Net change in short-term investments	4.1	25.6	2.5
Sales of fixed maturities and convertible fixed maturity investments	14.1	65.9	1.1
Maturities, calls, and paydowns of fixed maturity and convertible fixed maturity investments	0.1	—	—
Sales of common equity securities	—	—	59.6
Purchases of common equity securities	—	—	(54.4)
Purchases of fixed maturities and convertible fixed maturity investments	(23.0)	(64.9)	—
Contributions to subsidiaries	—	(143.5)	(132.7)
Net cash (used for) provided from investing activities	(4.7)	(116.9)	(123.9)
Cash flows from financing activities:
Payment of contingent consideration	(6.9)	(3.5)	—
Capital contribution from former parent	—	1.4	13.3
Proceeds from issuance of common shares, net of expenses	—	61.2	—
Proceeds from issuance of Series B preference shares	—	195.8	—
Redemption of common shares from CM Bermuda	—	(164.0)	—
Return of capital to CM Bermuda	—	(1.6)	—
Redemption of Series A redeemable preference shares	—	(95.0)	—
Net cash (used for) provided from financing activities	(6.9)	(5.7)	13.3
Net (decrease) increase in cash during year	0.2	(0.1)	0.1
Cash balance at beginning of year	—	0.1	—
Cash balance at end of year	$0.2	$—	$0.1
See Notes to Condensed Financial Information of Registrant